Summary of Significant Accounting Policies (Narrative) (Details)		3 Months Ended										6 Months Ended			12 Months Ended
	Oct. 25, 2019 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Jun. 30, 2020 USD ($) segment	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jan. 01, 2019 USD ($)
Related Party Transaction [Line Items]
Allowance for doubtful accounts		$ 0		$ 0		$ 0		$ 0				$ 0	$ 0		$ 0	$ 0
Write-offs												0	0		0	0	$ 0
Capitalized software, net		3,000,000.0		2,400,000				1,300,000				3,000,000.0			2,400,000	1,300,000
Capitalized software, accumulated amortization		5,500,000		5,300,000				5,000,000.0				5,500,000			5,300,000	5,000,000.0
Capitalized software, amortization expense		600,000				400,000									800,000	500,000	600,000
Long-lived assets, impairment charges												$ 0	0	$ 0
Operating segments | segment												1
Reportable segments | segment												1
Revenue		0	$ 238,000	529,000	$ 832,000	$ 638,000	$ 1,782,000	1,287,000	$ 386,000	$ 669,000	$ 507,000	$ 238,000	2,420,000		3,781,000	2,849,000	1,754,000
Unbilled receivables		0		0								0			0			$ 200,000
Contract assets		0		0								0			0
Deferred revenue		$ 0		0								0			0
Maximum amount of cash award												$ 30,000,000.0
Cash award, target date milestone, vesting percentage												50.00%
Cash award, one year anniversary milestone, vesting percentage												50.00%
Cash award, expiration period after defined target date												6 months
Cash award, reduction of milestone award after defined target date												0.5
Milestone percentage, received by each participant		100.00%										100.00%
Cash award, compensation expense	$ 9,900,000
Cash incentive plan, accrual		$ 0		$ 0				$ 0				$ 0			$ 0	$ 0
Customer Concentration Risk | One Customer | Revenue
Related Party Transaction [Line Items]
Concentration risk, percentage												100.00%
Customer Concentration Risk | One Customer | Accounts Receivable
Related Party Transaction [Line Items]
Concentration risk, percentage												0.00%
Customer Concentration Risk | Two Customers | Revenue
Related Party Transaction [Line Items]
Concentration risk, percentage															100.00%
Customer Concentration Risk | Two Customers | Accounts Receivable
Related Party Transaction [Line Items]
Concentration risk, percentage															42.00%
Deferred bonus
Related Party Transaction [Line Items]
Days to receive bonus pool allocation																60 days
Stock option
Related Party Transaction [Line Items]
Vesting period												4 years
Expiration period												10 years
Restricted stock units
Related Party Transaction [Line Items]
Vesting period												4 years
Spaceflight operations
Related Party Transaction [Line Items]
Revenue												$ 0	800,000		$ 800,000	$ 800,000	0
Engineering services
Related Party Transaction [Line Items]
Revenue												200,000	1,400,000		2,800,000	1,200,000	1,000,000.0
Sponsorship revenue
Related Party Transaction [Line Items]
Revenue												$ 0	$ 200,000		$ 200,000	$ 800,000	$ 800,000
Capitalized software
Related Party Transaction [Line Items]
Useful life												3 years